Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Derivative financial instruments
Schedule of derivative financial instruments

	2025		2024
	Assets	Liabilities	Assets	Liabilities
	US$’000	US$’000	US$’000	US$’000
Interest rate swaps	3,055	(306)	7,469	(179)
Forward freight agreements and related bunker swaps	1,238	(1,496)	3,993	—
Commodity contracts and derivatives	24,696	(23,007)	70,565	(25,835)
Forward foreign exchange contracts and foreign exchange	22	—	13	(82)
	29,011	(24,809)	82,040	(26,096)
Non-current	3,055	(411)	7,469	(569)
Current	25,956	(24,398)	74,571	(25,527)
	29,011	(24,809)	82,040	(26,096)